Consolidated Statements of Total Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per common share	$ 1.84	$ 1.72	$ 1.64